MMD-Q3

Quarterly Report
December 31, 2025
MFS®  Maryland
Municipal Bond Fund

Portfolio of Investments
12/31/25 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Municipal Bonds – 96.7%
Airport Revenue – 2.4%
Denver, CO, City & County Airport System Rev., “A”, 4.125%, 11/15/2047	$70,000	$64,150
Denver, CO, City & County Airport System Rev., “A”, 4.125%, 11/15/2053	65,000	58,135
Maryland Department of Transportation, Special Transportation Project Rev. (Baltimore/Washington International Thurgood Marshall Airport), “A”, AGM, 5.25%, 8/01/2049	1,000,000	1,050,370
Maryland Department of Transportation, Special Transportation Project Rev. (Baltimore/Washington International Thurgood Marshall Airport), “A”, AGM, 5.25%, 8/01/2054	1,000,000	1,044,381
Maryland Department of Transportation, Special Transportation Project Rev., “B”, AGM, 4%, 8/01/2051	505,000	446,038
Metropolitan Washington, D.C., Airport Authority System Rev., “D-2”, VRDN, 0.15%, 10/01/2039	340,000	340,000
New York Transportation Development Corp., Special Facilities Rev. (John F. Kennedy International Airport New Terminal One Project), AGM, 5.125%, 6/30/2060	655,000	657,726
		$3,660,800
General Obligations - General Purpose – 10.5%
Anne Arundel County, MD, General Obligation, Consolidated Improvement, 5%, 10/01/2045	$1,315,000	$1,395,732
Anne Arundel County, MD, General Obligation, Consolidated Water & Sewer, 5%, 10/01/2053	1,500,000	1,590,227
Baltimore County, MD, Metropolitan District (80th Issue), 4%, 3/01/2045	1,500,000	1,473,453
Cheverly, MD, Public Improvement, 4.5%, 11/01/2047	490,000	494,605
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 5.625%, 7/01/2029	45,031	47,714
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 5.75%, 7/01/2031	121,739	133,743
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2033	41,476	41,464
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2035	75,390	74,085
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2037	31,997	31,018
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2041	43,504	40,224
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2046	150,243	131,079
Commonwealth of Puerto Rico, General Obligation Restructured, Capital Appreciation, “A”, 0%, 7/01/2033	53,375	38,625
Howard County, MD, Metropolitan District Project, “B”, 3%, 8/15/2051	1,155,000	876,619
Howard County, MD, Metropolitan District Project, “C”, 4%, 2/15/2048	1,500,000	1,440,466
Hyattsville, MD, General Obligation, 5%, 1/01/2049	1,000,000	991,055
Maryland Community Development Administration, Local Government Infrastructure, “A-2”, 4%, 6/01/2036	1,210,000	1,250,934
Montgomery County, MD, General Obligation, Consolidated Public Improvement, “A”, 5%, 8/01/2035	1,000,000	1,132,845
Montgomery County, MD, General Obligation, Consolidated Public Improvement, “E”, VRDN, 2.45%, 11/01/2037	1,900,000	1,900,000
Prince George's County, MD, General Obligation, Public Improvement, “A”, 5%, 8/01/2045	1,500,000	1,617,828
State of Illinois, General Obligation, 5.5%, 5/01/2039	160,000	171,204
State of Illinois, General Obligation, “C”, 4%, 10/01/2040	205,000	197,840
State of Illinois, General Obligation, “C”, 4%, 10/01/2041	95,000	90,792
Texas Cedar Port Navigation & Improvement District, Unlimited Tax, 4.5%, 9/01/2048	130,000	125,770
Texas Cedar Port Navigation & Improvement District, Unlimited Tax, 4.5%, 9/01/2052	50,000	47,827
Washington Suburban Sanitary District, MD, Consolidated Public Improvement , 4%, 6/01/2053	1,000,000	944,666
		$16,279,815
General Obligations - Schools – 0.4%
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, 4%, 12/01/2047	$325,000	$253,060
Orange County, CA, Anaheim Elementary School District, AGM, 4%, 8/01/2048	405,000	390,379
		$643,439
Healthcare Revenue - Hospitals – 17.2%
Doylestown, PA, Hospital Authority Rev., “A”, 4%, 7/01/2045	$10,000	$9,354
Harris County, TX, Cultural Education Facilities Finance Corp., Hospital Rev. (Memorial Hermann Health System), “A”, 4.125%, 7/01/2052	540,000	489,654
Maryland Health & Higher Educational Facilities Authority Rev. (Adventist Healthcare), 5%, 1/01/2036	750,000	790,357
Maryland Health & Higher Educational Facilities Authority Rev. (Doctors Community Hospital), “A”, 5%, 7/01/2034	750,000	764,945
Maryland Health & Higher Educational Facilities Authority Rev. (Frederick Health System), 4%, 7/01/2045	1,000,000	904,660
Maryland Health & Higher Educational Facilities Authority Rev. (Greater Baltimore Medical Center), “A”, 4%, 7/01/2039	1,145,000	1,132,959
Maryland Health & Higher Educational Facilities Authority Rev. (Greater Baltimore Medical Center), “A”, 4%, 7/01/2041	1,000,000	969,404
Maryland Health & Higher Educational Facilities Authority Rev. (Johns Hopkins Health System), “A”, 5.25%, 5/15/2055	1,500,000	1,582,990
Maryland Health & Higher Educational Facilities Authority Rev. (LifeBridge Health), 4%, 7/01/2042	1,475,000	1,445,575

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Maryland Health & Higher Educational Facilities Authority Rev. (LifeBridge Health), 5.25%, 7/01/2054	$750,000	$786,487
Maryland Health & Higher Educational Facilities Authority Rev. (Medlantic/Helix Parent, Inc.), “A”, AGM, 5.25%, 8/15/2038	1,155,000	1,312,977
Maryland Health & Higher Educational Facilities Authority Rev. (MedStar Health), 5%, 8/15/2029	900,000	902,643
Maryland Health & Higher Educational Facilities Authority Rev. (MedStar Health), 5%, 8/15/2033	1,030,000	1,032,993
Maryland Health & Higher Educational Facilities Authority Rev. (MedStar Health), “A”, 5%, 8/15/2041	505,000	506,000
Maryland Health & Higher Educational Facilities Authority Rev. (MedStar Health), “A”, 5%, 5/15/2042	750,000	757,234
Maryland Health & Higher Educational Facilities Authority Rev. (Mercy Medical Center), “A”, 5%, 7/01/2032	600,000	605,194
Maryland Health & Higher Educational Facilities Authority Rev. (Meritus Health), 5.25%, 7/01/2050	1,000,000	1,033,505
Maryland Health & Higher Educational Facilities Authority Rev. (Meritus Health), AGM, 5%, 7/01/2055	1,000,000	1,023,294
Maryland Health & Higher Educational Facilities Authority Rev. (Peninsula Regional Health System), “A”, 5%, 7/01/2033	1,205,000	1,278,806
Maryland Health & Higher Educational Facilities Authority Rev. (Peninsula Regional Health System), “A”, 5%, 7/01/2035	500,000	527,781
Maryland Health & Higher Educational Facilities Authority Rev. (TidalHealth), “C”, AGM, 5%, 7/01/2044	250,000	262,176
Maryland Health & Higher Educational Facilities Authority Rev. (TidalHealth), “C”, AGM, 5%, 7/01/2045	250,000	259,633
Maryland Health & Higher Educational Facilities Authority Rev. (Trinity Health Credit Group), “MD”, 5%, 12/01/2046	1,000,000	1,007,747
Maryland Health & Higher Educational Facilities Authority Rev. (University of Maryland Medical System), “B”, 5%, 7/01/2034	1,000,000	1,025,820
Maryland Health & Higher Educational Facilities Authority Rev. (University of Maryland Medical System), “D”, 4%, 7/01/2048	1,250,000	1,134,629
Maryland Health & Higher Educational Facilities Authority Rev. (University of Maryland), “A”, 5.25%, 7/01/2052	750,000	783,766
Maryland Health & Higher Educational Facilities Authority Rev. (University of Pittsburgh Medical Center), “B”, 4%, 4/15/2045	995,000	903,276
Maryland Health & Higher Educational Facilities Authority Rev. (University of Pittsburgh Medical Center), “B”, AGM, 4%, 4/15/2045	915,000	846,875
Montgomery County, MD, Rev. (Trinity Health Credit Group), “MD”, 4%, 12/01/2044	415,000	390,782
Montgomery County, MD, Rev. (Trinity Health Credit Group), “MD”, 5%, 12/01/2045	1,240,000	1,243,353
New York Dormitory Authority Rev. (Northwell Health Obligated Group), “A”, 4.25%, 5/01/2052	500,000	458,322
Spartanburg County, SC, Regional Health Services District Hospital Rev., “A”, 4%, 4/15/2043	630,000	607,377
		$26,780,568
Healthcare Revenue - Long Term Care – 2.1%
Baltimore County, MD, Rev. (Oak Crest Village, Inc.), 4%, 1/01/2045	$1,000,000	$912,097
Baltimore County, MD, Rev. (Riderwood Village, Inc.), 4%, 1/01/2038	450,000	452,565
Howard County, MD, Retirement Community Rev. (Vantage House Facility), 5%, 4/01/2036	500,000	502,099
Maryland Health & Higher Educational Facilities Authority Rev. (Charlestown Community Project), “A”, 5%, 1/01/2045	500,000	501,251
Rockville, MD, Mayor & Council Economic Development Rev. (Ingleside at King Farm Project), “B”, 5%, 11/01/2042	350,000	340,084
Washington County, MD, County Commissioners Rev. (Diakon Lutheran Social Ministries Project), “B”, 5%, 1/01/2032	575,000	613,959
		$3,322,055
Healthcare Revenue - Other – 0.2%
Maryland Economic Development Corp., Economic Development Rev. (Lutheran World Relief Refugee), 5.25%, 4/01/2029	$260,000	$260,139
Miscellaneous Revenue - Other – 2.0%
Baltimore, MD, Convention Center Hotel Rev., 5%, 9/01/2034	$85,000	$86,077
Baltimore, MD, Convention Center Hotel Rev., 5%, 9/01/2042	70,000	70,106
Maryland Economic Development Corp., Air Cargo Obligated Group Rev. (AFCO Airport Real Estate Group), 4%, 7/01/2039	1,100,000	1,072,276
Montgomery County, MD, Transportation Fund Lease Authority Rev., “A”, 5%, 11/01/2036	415,000	415,413
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “1”, 5%, 11/15/2044 (n)	240,000	239,617
New York, NY, Industrial Development Agency, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), 5%, 7/01/2028	250,000	250,051
Pennsylvania Economic Development Financing Authority, Private Activity Rev. (PennDOT Major Bridges Package One Project), AGM, 5%, 12/31/2057	490,000	483,277
Virgin Islands Hotel Development Financing Corp. Rev., Taxable (Frenchman's Reef Hotel), “A-1”, 6%, 12/01/2055 (w)	435,000	427,446
Virgin Islands Matching Fund Special Purpose Securitization Corp., “A”, 5%, 10/01/2026	40,000	40,357
		$3,084,620
Multi-Family Housing Revenue – 10.5%
Howard County, MD, Housing Commission Rev. (Columbia Commons Apartments), “A”, 5%, 6/01/2044	$500,000	$500,210
Howard County, MD, Housing Commission Rev. (Orchard Meadows Apartments), 5%, 12/01/2043	500,000	521,405
Howard County, MD, Housing Commission Rev. (Woodfield Oxford Square Apartments), 5%, 12/01/2037	750,000	766,934
Maryland Community Development Administration, Department of Housing & Community Development Housing Rev., “A”, FHA, 4%, 7/01/2048	500,000	458,962

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Multi-Family Housing Revenue – continued
Maryland Community Development Administration, Department of Housing & Community Development Housing Rev., “B”, 2.1%, 9/01/2041	$1,500,000	$1,095,741
Maryland Community Development Administration, Department of Housing & Community Development Housing Rev., “B”, 3.65%, 7/01/2049	505,000	466,508
Maryland Community Development Administration, Department of Housing & Community Development Housing Rev., “D”, 3.35%, 7/01/2049	1,765,000	1,442,538
Maryland Community Development Administration, Multi-Family Development Rev. (Hopkins Village Apartments), “D”, 4.8%, 7/01/2042	1,000,000	1,047,209
Maryland Community Development Administration, Multi-Family Development Rev. (New Carrollton Senior Affordable-Phase 1, Green Bonds), “F-1”, FNMA, 4.85%, 6/01/2046	1,500,000	1,499,695
Maryland Community Development Administration, Multi-Family Development Rev. (Villages at Marley Station), “D-1”, FNMA, 4.35%, 2/01/2044	1,250,000	1,227,725
Montgomery County, MD, Housing Opportunities Commission, Multi-Family Housing Development Rev., “A”, 4.85%, 7/01/2053	500,000	501,740
Montgomery County, MD, Housing Opportunities Commission, Multi-Family Housing Development Rev., “A-1”, FHA, 3.05%, 7/01/2044	1,000,000	850,961
Montgomery County, MD, Housing Opportunities Commission, Multi-Family Housing Development Rev., “C”, 5.125%, 7/01/2037	1,000,000	1,018,424
Montgomery County, MD, Housing Opportunities Commission, Multi-Family Housing Development Rev., “C”, 3.1%, 7/01/2036	1,065,000	996,499
Montgomery County, MD, Housing Opportunities Commission, Multiple Purpose Rev., “C”, 5.5%, 1/01/2048	1,000,000	1,079,438
Montgomery County, MD, Housing Opportunities Commission, Multiple Purpose Rev., “C”, 5.125%, 1/01/2053	500,000	520,487
National Finance Authority, NH, Municipal Certificates, “1-A”, 4.375%, 9/20/2036	274,491	279,429
New York, NY, Housing Development Corp., Multi-Family Housing Rev. (Sustainable Development Bonds), “G”, FHA, 2.45%, 11/01/2045	685,000	482,890
Virginia Housing Development Authority, Rental Housing, “F”, HUD Section 8, 5.15%, 11/01/2048	500,000	510,799
Wisconsin Housing & Economic Development Authority, Multi-Family Housing, Taxable (Flats at Bishop Woods Project), “E”, 4.75%, 6/01/2043	1,000,000	1,058,920
		$16,326,514
Parking – 0.9%
Maryland Health & Higher Educational Facilities Authority Rev. (Johns Hopkins Medical Institutions), AAC, 5%, 7/01/2034	$1,385,000	$1,395,567
Port Revenue – 1.0%
Maryland Economic Development Corp. Rev. (Terminal Project), “A”, 5%, 6/01/2044	$500,000	$505,957
Maryland Economic Development Corp. Rev. (Terminal Project), “A”, 5%, 6/01/2049	250,000	251,042
Maryland Economic Development Corp. Rev. (Transportation Facilities Project), “A”, 5%, 6/01/2031	650,000	677,023
New York Liberty Development Corp., Liberty Refunding Rev. (1 World Trade Center Project), 2.75%, 2/15/2044	190,000	144,337
		$1,578,359
Sales & Excise Tax Revenue – 2.0%
Guam Government Business Privilege Tax Refunding Rev., “F”, 4%, 1/01/2042	$75,000	$72,312
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-1”, 4.55%, 7/01/2040	21,000	21,008
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-1”, 4.75%, 7/01/2053	81,000	76,348
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-1”, 5%, 7/01/2058	1,817,000	1,749,326
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-2”, 4.329%, 7/01/2040	160,000	156,541
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-2”, 4.329%, 7/01/2040	75,000	73,379
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-2”, 4.784%, 7/01/2058	267,000	249,280
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2029	6,000	5,329
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2031	338,000	277,690
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2033	332,000	251,404
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2046	151,000	50,437
Wisconsin Public Finance Authority, Limited Obligation Grant Rev. (American Dream at Meadowlands Project), “A”, 6.25%, 8/01/2027 (a)(d)(n)	120,000	96,000
		$3,079,054
Secondary Schools – 0.2%
District of Columbia Rev. (Rocketship D.C. Obligated Group), “A”, 5%, 6/01/2039 (n)	$250,000	$248,447

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Single Family Housing - Local – 2.3%
Montgomery County, MD, Housing Opportunities Commission, Single Family Mortgage Rev., “A”, FHA, 5.75%, 7/01/2054	$905,000	$977,096
Montgomery County, MD, Housing Opportunities Commission, Single Family Mortgage Rev., “A”, GNMA, 5.15%, 7/01/2045	500,000	521,239
Montgomery County, MD, Housing Opportunities Commission, Single Family Mortgage Rev., “A”, GNMA, 5.3%, 7/01/2050	1,000,000	1,040,276
Montgomery County, MD, Housing Opportunities Commission, Single Family Mortgage Rev., “C”, VRDN, 3.3%, 1/01/2041	1,000,000	1,000,000
		$3,538,611
Single Family Housing - State – 6.5%
Maryland Community Development Administration, Department of Housing & Community Development Residential Rev., “A”, GNMA, 4.45%, 9/01/2043	$500,000	$502,688
Maryland Community Development Administration, Department of Housing & Community Development Residential Rev., “A”, GNMA, 5.5%, 9/01/2053	855,000	916,435
Maryland Community Development Administration, Department of Housing & Community Development Residential Rev., “C”, 2.1%, 3/01/2033	250,000	221,534
Maryland Community Development Administration, Department of Housing & Community Development Residential Rev., “C”, 3%, 9/01/2051	675,000	665,624
Maryland Community Development Administration, Department of Housing & Community Development Residential Rev., “D”, 5.05%, 3/01/2047	1,000,000	1,025,483
Maryland Community Development Administration, Department of Housing & Community Development Residential Rev., “D”, 6%, 3/01/2053	785,000	834,583
Maryland Community Development Administration, Department of Housing & Community Development Residential Rev., “D”, FHA, 3.1%, 4/01/2026	975,000	975,620
Maryland Community Development Administration, Department of Housing & Community Development Residential Rev., “E”, GNMA, 5.1%, 3/01/2048	1,000,000	1,017,040
Maryland Community Development Administration, Department of Housing & Community Development Residential Rev., “E”, GNMA, 6.25%, 3/01/2054	890,000	965,251
Maryland Community Development Administration, Department of Housing & Community Development Residential Rev., “E”, GNMA, 6.25%, 9/01/2055	990,000	1,112,457
Maryland Community Development Administration, Department of Housing & Community Development Residential Rev., “G”, 4.55%, 9/01/2045	1,000,000	1,000,210
Maryland Community Development Administration, Department of Housing & Community Development Residential Rev., “C”, 3%, 9/01/2039	1,000,000	923,830
		$10,160,755
State & Local Agencies – 15.5%
Baltimore County, MD, Rev. Certificates of Participation, (Equipment Acquisition Program), 5%, 3/01/2026	$1,000,000	$1,003,940
Broward County, FL, Tourist Development Rev. (Convention Center Expansion Project), 4%, 9/01/2047	1,000,000	901,123
Maryland Economic Development Corp., Lease Rev. (Maryland Department of Health Headquarters Project), “A”, 5%, 6/01/2048	1,000,000	1,046,504
Maryland Economic Development Corp., Lease Rev. (Reservoir Square Project), 5%, 7/01/2056	2,000,000	1,997,114
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction & Revitalization Program, 5%, 5/01/2041 (Prerefunded 5/01/2026)	500,000	504,017
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction & Revitalization Program, “A”, 5%, 5/01/2035	1,725,000	1,800,336
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction & Revitalization Program, “A”, 5%, 5/01/2038	500,000	518,073
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction & Revitalization Program, Capital Appreciation, “C”, 0%, 5/01/2054	2,000,000	509,344
Maryland Stadium Authority, Built to Learn Rev., 4%, 6/01/2046	1,405,000	1,312,989
Maryland Stadium Authority, Built to Learn Rev., 5%, 6/01/2046	1,500,000	1,575,232
Maryland Stadium Authority, Built to Learn Rev., 5.25%, 6/01/2051 (u)	1,500,000	1,583,519
Maryland Stadium Authority, Built to Learn Rev., “A”, 4%, 6/01/2036	1,000,000	1,042,388
Maryland Stadium Authority, Built to Learn Rev., “A”, 4%, 6/01/2041	1,500,000	1,502,905
Maryland Stadium Authority, Sport Entertainment Facilities Rev. (Hagerstown Project), “A”, 5.25%, 6/15/2052	1,000,000	1,052,258
Metropolitan Washington, D.C., Transit Authority Second Lien Dedicated Rev., “A”, 5.25%, 7/15/2055	1,000,000	1,052,210
New Jersey Transportation Trust Fund Authority, “CC”, 5.5%, 6/15/2050 (Prerefunded 12/15/2032)	75,000	89,344
Prince George's County, MD, COP (Suitland Public Infrastructure), 3%, 10/01/2038	1,000,000	931,549
Prince George's County, MD, COP (University of Maryland Capital Region Medical Center), 5%, 10/01/2037	1,000,000	1,048,695
Prince George's County, MD, COP (University of Maryland Capital Region Medical Center), 5%, 10/01/2048	1,500,000	1,530,634
Washington, D.C., Metropolitan Area Transit Authority Dedicated Rev. (Green Bonds-Climate Bond Certified), “A”, 5%, 7/15/2040	1,500,000	1,640,685

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
State & Local Agencies – continued
Washington, D.C., Metropolitan Area Transit Authority Dedicated Rev., “A”, 5.25%, 7/15/2059 (u)	$1,315,000	$1,373,980
		$24,016,839
Student Loan Revenue – 0.3%
Iowa Student Loan Liquidity Corp. Rev., “C”, 3.5%, 12/01/2044	$115,000	$91,015
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., “B”, 4%, 12/01/2041	345,000	343,264
		$434,279
Tax - Other – 2.3%
Anne Arundel County, MD, Special Taxing District Refunding Bonds (Villages at Two Rivers Project), AGM, 4.25%, 7/01/2044	$1,000,000	$973,853
Chicago, IL, Board of Education, Dedicated Capital Improvement, 5%, 4/01/2045	90,000	90,044
Chicago, IL, Board of Education, Dedicated Capital Improvement, 5.75%, 4/01/2048	225,000	236,132
Maryland Economic Development Corp., Recreational Facilities Rev. (Southfields Sports Park Complex), 5%, 10/01/2050	500,000	507,813
New York, NY, Transitional Finance Authority Rev., “C-1”, 4%, 5/01/2045	850,000	797,176
St. Clair County, AL, Board of Education, Special Tax School Warrants (15 Mill Moody Tax), “A”, BAM, 4.125%, 2/01/2048	500,000	472,572
Triborough Bridge & Tunnel Authority Rev., NY, Payroll Mobility Tax (MTA Bridges and Tunnels), ”C-3“, 3%, 5/15/2051	600,000	440,261
		$3,517,851
Tax Assessment – 3.3%
Baltimore, MD, Mayor & City Council Special Obligation (City-Wide Affordable Housing Program), 5.25%, 6/01/2055	$500,000	$494,242
Baltimore, MD, Special Obligation Refunding (East Baltimore Research Park Project), “A”, 5%, 9/01/2038	500,000	504,771
Baltimore, MD, Special Obligation Rev. (Harbor Point Project), “B”, 3.875%, 6/01/2046 (n)	300,000	260,022
Brunswick, MD, Special Obligation Refunding (Brunswick Crossing Special Taxing District), 5%, 7/01/2036	500,000	509,241
Frederick County, MD, Limited Obligation (Jefferson Technology Park Project), “B”, 4.625%, 7/01/2043 (n)	250,000	244,747
Frederick County, MD, Limited Obligation (Oakdale-Lake Linganore Project), 3.75%, 7/01/2039	500,000	469,504
Frederick County, MD, Senior Special Obligation Refunding (Urbana Community Development Authority), “A”, 5%, 7/01/2026	810,000	818,624
Frederick County, MD, Senior Special Obligation Refunding (Urbana Community Development Authority), “B”, 4%, 7/01/2040	150,000	146,543
Frederick County, MD, Special Tax Limited Obligation Refunding (Jefferson Technology Park Project), “A”, 5%, 7/01/2043 (n)	250,000	252,014
Howard County, MD, Special Obligation (Annapolis Junction Town Center Project), 5%, 2/15/2044	750,000	779,582
Howard County, MD, Special Obligation (Downtown Columbia Project), “A”, 4.5%, 2/15/2047 (n)	300,000	279,207
Maryland Economic Development Corp., Special Obligation (Port Covington Project), 4%, 9/01/2050 (n)	500,000	418,611
		$5,177,108
Tobacco – 0.5%
Buckeye, OH, Tobacco Settlement Financing Authority, Asset-Backed Refunding, 2020 A-2, “1”, 4%, 6/01/2048	$410,000	$353,981
Buckeye, OH, Tobacco Settlement Financing Authority, Asset-Backed Refunding, 2020 B-2, “2”, 5%, 6/01/2055	320,000	259,028
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Taxable, “B-1”, 3.85%, 6/01/2050	240,000	219,348
		$832,357
Toll Roads – 1.3%
Metropolitan Washington, D.C., Airport Authority, Dulles Toll Road Rev. (Dulles Metrorail and Capital Improvement Projects), “A”, AGM, 4%, 10/01/2052	$500,000	$443,576
Virginia Small Business Financing Authority Senior Lien Refunding Rev. (95 Express Lanes LLC Project), 5%, 1/01/2035	915,000	980,136
Wisconsin Public Finance Authority, Senior Lien Toll Rev. (Georgia SR 400 Express Lanes Project), 5.75%, 12/31/2065	610,000	628,103
		$2,051,815
Transportation - Special Tax – 2.9%
Maryland Department of Transportation, Consolidated Transportation Refunding Rev., 5%, 7/01/2043	$1,000,000	$1,084,314
Maryland Department of Transportation, Consolidated Transportation, “A”, 3%, 10/01/2033	500,000	496,478
Metropolitan Transportation Authority, NY, Refunding Rev. (Climate Bond Certified), “E”, 4%, 11/15/2045	1,000,000	908,079
Washington, D.C., Metropolitan Area Transit Authority Gross Rev., 5%, 7/01/2037	440,000	450,828
Washington, D.C., Metropolitan Area Transit Authority Gross Rev., 5%, 7/01/2038	440,000	450,160
Washington, D.C., Metropolitan Area Transit Authority Gross Rev., 5%, 7/01/2043	1,140,000	1,155,413
		$4,545,272
Universities - Colleges – 4.0%
Maryland Health & Higher Educational Facilities Authority Rev. (Goucher College), “A”, 5%, 7/01/2044	$500,000	$478,021
Maryland Health & Higher Educational Facilities Authority Rev. (Loyola University Maryland), 5%, 10/01/2054	1,000,000	1,010,932
Maryland Health & Higher Educational Facilities Authority Rev. (Loyola University Maryland), “A”, 5%, 10/01/2049	1,000,000	1,005,369

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Universities - Colleges – continued
Maryland Health & Higher Educational Facilities Authority Rev. (Maryland Institute College of Art), 5%, 6/01/2033	$450,000	$451,425
Maryland Health & Higher Educational Facilities Authority Rev. (Maryland Institute College of Art), 5.5%, 6/01/2047	1,000,000	1,005,042
Maryland Health & Higher Educational Facilities Authority Rev. (Stevenson University), “A”, 4%, 6/01/2046	750,000	657,134
Maryland Health & Higher Educational Facilities Authority Rev. (Stevenson University), “A”, 4%, 6/01/2051	250,000	212,078
Maryland Health & Higher Educational Facilities Authority Rev. (University of Pittsburgh Medical Center), “B”, 4%, 4/15/2050	1,000,000	880,868
Massachusetts Development Finance Agency Rev. (Suffolk University), 4%, 7/01/2051	420,000	347,299
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (International American University of Puerto Rico Project), 5%, 10/01/2031	55,000	55,071
Virginia College Building Authority, Educational Facilities Rev. (Marymount University Project), “B”, 5.25%, 7/01/2035 (n)	110,000	95,975
		$6,199,214
Universities - Dormitories – 2.7%
Maryland Economic Development Corp., Senior Student Housing Rev. (Morgan State University Harper-Tubman Project), “A”, AGM, 5.75%, 7/01/2064	$1,000,000	$1,096,698
Maryland Economic Development Corp., Senior Student Housing Rev. (University of Maryland, College Park - Leonardtown Project), AGM, 5.25%, 7/01/2064	750,000	767,881
Maryland Economic Development Corp., Senior Student Housing Rev. (University of Maryland, College Park Projects), AGM, 5%, 6/01/2035	750,000	754,790
Maryland Economic Development Corp., Student Housing Rev. (Morgan State University Project), 5%, 7/01/2050	1,000,000	996,259
Maryland Economic Development Corp., Student Housing Rev. (Salisbury University Project), 5%, 6/01/2027	215,000	215,132
Maryland Economic Development Corp., Student Housing Rev. (Salisbury University Project), 5%, 6/01/2030	300,000	300,161
		$4,130,921
Utilities - Municipal Owned – 0.6%
Puerto Rico Electric Power Authority Refunding Rev., “DDD”, 5%, 7/01/2021 (a)(d)	$100,000	$66,750
Puerto Rico Electric Power Authority Refunding Rev., “DDD”, 5%, 7/01/2022 (a)(d)	160,000	106,800
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2029 (a)(d)	250,000	166,875
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2037 (a)(d)	125,000	83,437
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2034	10,000	10,141
Texas Municipal Power Agency, Transmission System Rev., AGM, 2%, 9/01/2033	555,000	494,993
		$928,996
Utilities - Other – 3.0%
California Community Choice Financing Authority, Clean Energy Project Rev. (Green Bonds), “C”, 5.25%, 1/01/2054 (Put Date 10/01/2031)	$720,000	$765,030
California Community Choice Financing Authority, Clean Energy Project Rev. (Green Bonds), “H”, 5%, 1/01/2056 (Put Date 8/01/2033)	1,000,000	1,094,316
Kentucky Public Energy Authority, Gas Supply Rev., “B”, 5%, 12/01/2033	715,000	741,226
Patriots Energy Group Financing Agency, SC, Gas Supply Rev., “B-1”, 5.25%, 2/01/2054 (Put Date 3/01/2031)	400,000	432,421
Southeast Alabama Energy Authority (Project No. 5), “A”, 5.25%, 1/01/2054 (Put Date 7/01/2029)	665,000	700,696
Southeast Alabama Energy Authority, “A”, 5%, 11/01/2035	485,000	514,977
Tennergy Corp., TN, Gas Supply Rev., “A”, 5.5%, 10/01/2053 (Put Date 12/01/2030)	410,000	439,774
		$4,688,440
Water & Sewer Utility Revenue – 2.1%
Baltimore, MD, Project Rev. (Water Projects), “A”, 4%, 7/01/2038	$550,000	$559,382
Baltimore, MD, Project Rev. (Water Projects), “A”, 4%, 7/01/2049	1,545,000	1,426,008
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 1/01/2046	105,000	105,049
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 1/01/2050	130,000	130,761
Mississippi Development Bank, Special Obligation (Jackson Water and Sewer System Rev. Bond Project), AGM, 6.875%, 12/01/2040	50,000	50,821
Washington Suburban Sanitary District, MD, Consolidated Public Improvement, 4%, 6/01/2049	1,000,000	959,638
		$3,231,659
Total Municipal Bonds		$150,113,494
Bonds – 0.2%
General Obligations - General Purpose – 0.1%
Bridgeview, IL, Stadium & Redevelopment Projects, Taxable, AAC, 5.14%, 12/01/2036	$225,000	$210,448

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Transportation - Services – 0.1%
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2043 (n)	$219,865	$75,590
Total Bonds		$286,038
Contingent Value Instruments – 0.1%
General Obligations - General Purpose – 0.1%
Commonwealth of Puerto Rico, General Obligation Contingent Value Instrument, 11/01/2043	$159,759	$102,246
Mutual Funds (h) – 3.0%
Money Market Funds – 3.0%
MFS Institutional Money Market Portfolio, 3.82% (v)	4,752,902	$4,753,853

Other Assets, Less Liabilities – (0.0)%		(7,231)
Net Assets – 100.0%		$155,248,400

(a)	Non-income producing security.
(d)	In default.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $4,753,853 and
$150,501,778, respectively.

(n)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $2,210,230, representing 1.4% of net assets.

(u)	Underlying security deposited into special purpose trust upon creation of self-deposited inverse floaters.
(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

(w)	When-issued security.

The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
BAM	Build America Mutual
COP	Certificate of Participation
FHA	Federal Housing Administration
FNMA	Federal National Mortgage Assn.
GNMA	Government National Mortgage Assn.
NPFG	National Public Finance Guarantee Corp.
VRDN
Variable rate demand note that may be puttable to the issuer at the option of the holder. The stated interest rate, which generally resets either daily or weekly, represents the rate in effect at period end and may not be the current rate.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
12/31/25 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial
Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. In instances where a fund holds an odd lot size position in a debt instrument, such position will typically be valued using the pricing agent’s institutional round lot price for the debt instrument. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of December 31, 2025 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$150,426,188	$—	$150,426,188
U.S. Corporate Bonds	—	75,590	—	75,590
Investment Companies	4,753,853	—	—	4,753,853
Total	$4,753,853	$150,501,778	$—	$155,255,631
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. The following were affiliated issuers for the period ended December 31, 2025:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$5,413,185	$32,997,217	$33,656,979	$(280)	$710	$4,753,853

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$163,532	$—
(3) Jurisdiction Weightings
Jurisdiction weighting percentages based on net assets, as of December 31, 2025, are as follows:
Maryland	76.8%
Washington DC	4.3%
New York	2.8%
Puerto Rico	2.6%
California	1.6%
Wisconsin	1.2%
Alabama	1.1%
Virginia	1.1%
Illinois	0.8%
Texas	0.8%
South Carolina	0.7%
Florida	0.6%
Kentucky	0.5%
Ohio	0.4%
Pennsylvania	0.3%
U.S. Virgin Islands	0.3%
New Jersey	0.3%
Tennessee	0.3%
Massachusetts	0.2%
Guam	0.2%
New Hampshire	0.2%
Colorado	0.1%
Iowa	0.1%
Mississippi (o)	0.0%
(o) Less than 0.1%.
The jurisdiction weighting percentages include both accrued interest amounts and equivalent exposure from any derivatives holdings, if applicable.